Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements on a Recurring Basis

The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value Measurements as of December 31, 2025 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Future equity obligations	$-	$-	$25,000	$25,000
	$-	$-	$25,000	$25,000

	Fair Value Measurements as of September 30, 2025 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Future equity obligations	$-	$-	$25,000	$25,000
	$-	$-	$25,000	$25,000

The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value Measurements as of September 30, 2025 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Future equity obligations	$-	$-	$25,000	$25,000
	$-	$-	$25,000	$25,000

	Fair Value Measurements as of September 30, 2024 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Future equity obligations	$-	$-	$25,000	$25,000
	$-	$-	$25,000	$25,000

Schedule of Changes in Future Equity Obligations

The following table presents changes in future equity obligations for the three months ended December 31, 2025:

Future equity
obligations
Outstanding as of September 30, 2025	$25,000
Change in fair value	-
Outstanding as of December 31, 2025	$25,000

The following table presents changes in future equity obligations for the years ended September 30, 2025 and 2024:

Future equity
obligations
Outstanding as of September 30, 2023	$25,000
Change in fair value	-
Outstanding as of September 30, 2024	25,000
Change in fair value	-
Outstanding as of September 30, 2025	$25,000